Right-of-use asset and lease liability - Schedule of Future Undiscounted Minimum Lease Payments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Undiscounted Minimum Lease Payments [Line Items]
Future undiscounted minimum lease payments for the lease agreements	$ 3,785,272
Within one year
Schedule of Future Undiscounted Minimum Lease Payments [Line Items]
Future undiscounted minimum lease payments for the lease agreements	800,652
After one year but not more than five years [Member]
Schedule of Future Undiscounted Minimum Lease Payments [Line Items]
Future undiscounted minimum lease payments for the lease agreements	2,984,620
More than five years [Member]
Schedule of Future Undiscounted Minimum Lease Payments [Line Items]
Future undiscounted minimum lease payments for the lease agreements